Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 1,041,804
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	2.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	708,427
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	(3,963)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	(99,008)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	938,833
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	1.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	1,097,083
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	938,833
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	1.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	1,097,083
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	938,833
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	0.78
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	1.25
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 1,097,083